     As filed with the Securities and Exchange Commission on March 6, 1998
                                    1933 Act File No.  2-19631
                                    1940 Act File No. 811-3562

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 23


                           HIGH YIELD VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

    One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617)
                                    237-6030
          (Address of Insurance Company's Principal Executive Offices)

          Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                        With Copies of Communications to:
          Bonnie S. Angus, Sun Life Assurance Company of Canada (U.S.)

                 One Copley Place, Boston, Massachusetts 02117


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

|_| immediately  upon  filing  pursuant to  paragraph  (b)
|X| on March 6, 1998 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph  (a)(i)
|_| on [date] pursuant to paragraph  (a)(i)
|_| 75 days after filing pursuant to paragraph  (a)(ii)
|_| on [date]  pursuant to paragraph  (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The following item is herein  incorporated  by reference to those items as filed by the Money Market Variable Account (File Nos. 2-19628 and 811-3563) in Post-Effective Amendment No. 11, filed with the SEC via EDGAR on March 6, 1998:

         Part C, Item 24(b)